Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Total Shareholders’ Equity	Contributed Surplus	Retained Earnings	Total Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income (Loss) on Fair Value through OCI Securities, net of taxes	Accumulated Other Comprehensive (Loss) on Cash Flow Hedges, net of taxes	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes	Accumulated Other Comprehensive (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes	Non-Controlling Interest in Subsidiaries	Preferred shares and other equity instruments	Common shares
Balance at beginning of period at Oct. 31, 2024				$ 354	$ 46,469		$ (321)	$ (1,519)	$ 6,381	$ 874	$ 4	$ 36	$ 8,087	$ 23,921
Statement [Line Items]
Issued during the period													1,369
Redeemed during the period													(300)
Issued under the Stock Option Plan														101
Treasury shares (purchased)														(1)
Purchased for cancellation														(467)
Issued for acquisition (Note 13)														0
Stock option expense, net of options exercised				10
Net premium (discount) on sale of treasury shares				4
Net income attributable to bank shareholders	$ 6,430				6,421
Dividends on preferred shares and distributions payable on other equity instruments					(273)
Dividends on common shares					(3,475)
Equity issue expense					(4)
Common shares purchased for cancellation (Note 6)					(1,584)
Unrealized gains on fair value through OCI debt securities arising during the period							161
Unrealized gains (losses) on fair value through OCI equity securities arising during the period							(11)
Reclassification to earnings of (gains) during the period	(32)	[1]					(32)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	142	[2]						142
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	797	[3]						797
Unrealized gains (losses) on translation of net foreign operations	(311)								(311)
Unrealized gains (losses) on hedges of net foreign operations	132	[4]							132
Gains on remeasurement of pension and other employee future benefit plans	49	[5]								49
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(255)	[6]									(255)
Net income attributable to non-controlling interest in subsidiaries	9											9
Dividends to non-controlling interest in subsidiaries												(3)
Other												0
Balance at end of period at Jul. 31, 2025	86,765		$ 86,723	368	47,554	$ 6,091	(203)	(580)	6,202	923	(251)	42	9,156	23,554
Balance at beginning of period at Apr. 30, 2025				367	47,158		(370)	199	5,994	868	62	38	7,787	23,730
Statement [Line Items]
Issued during the period													1,369
Redeemed during the period													0
Issued under the Stock Option Plan														30
Treasury shares (purchased)														(8)
Purchased for cancellation														(198)
Issued for acquisition (Note 13)														0
Stock option expense, net of options exercised				5
Net premium (discount) on sale of treasury shares				(4)
Net income attributable to bank shareholders	2,330				2,327
Dividends on preferred shares and distributions payable on other equity instruments					(66)
Dividends on common shares					(1,165)
Equity issue expense					(4)
Common shares purchased for cancellation (Note 6)					(696)
Unrealized gains on fair value through OCI debt securities arising during the period							178
Unrealized gains (losses) on fair value through OCI equity securities arising during the period							0
Reclassification to earnings of (gains) during the period	(11)	[1]					(11)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(1,051)	[2]						(1,051)
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	272	[3]						272
Unrealized gains (losses) on translation of net foreign operations	282								282
Unrealized gains (losses) on hedges of net foreign operations	(74)	[4]							(74)
Gains on remeasurement of pension and other employee future benefit plans	55	[5]								55
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(313)	[6]									(313)
Net income attributable to non-controlling interest in subsidiaries	3											3
Dividends to non-controlling interest in subsidiaries												0
Other												1
Balance at end of period at Jul. 31, 2025	86,765		86,723	368	47,554	6,091	(203)	(580)	6,202	923	(251)	42	9,156	23,554
Balance at beginning of period at Oct. 31, 2025	88,100			373	47,377		(89)	527	6,778	1,011	(241)	49	8,956	23,359
Statement [Line Items]
Issued during the period													0
Redeemed during the period													(1,250)
Issued under the Stock Option Plan														161
Treasury shares (purchased)														0
Purchased for cancellation														(528)
Issued for acquisition (Note 13)														481
Stock option expense, net of options exercised				30
Net premium (discount) on sale of treasury shares				0
Net income attributable to bank shareholders	6,869				6,864
Dividends on preferred shares and distributions payable on other equity instruments					(301)
Dividends on common shares					(3,541)
Equity issue expense					0
Common shares purchased for cancellation (Note 6)					(2,665)
Unrealized gains on fair value through OCI debt securities arising during the period							170
Unrealized gains (losses) on fair value through OCI equity securities arising during the period							31
Reclassification to earnings of (gains) during the period	(43)	[1]					(43)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(1,759)	[2]						(1,759)
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	558	[3]						558
Unrealized gains (losses) on translation of net foreign operations	101								101
Unrealized gains (losses) on hedges of net foreign operations	(120)	[4]							(120)
Gains on remeasurement of pension and other employee future benefit plans	277	[5]								277
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	6	[6]									6
Net income attributable to non-controlling interest in subsidiaries	5											5
Dividends to non-controlling interest in subsidiaries												(3)
Other												(1)
Balance at end of period at Jul. 31, 2026	86,573		86,523	403	47,734	7,207	69	(674)	6,759	1,288	(235)	50	7,706	23,473
Balance at beginning of period at Apr. 30, 2026				390	48,053		56	(478)	5,366	1,131	(191)	47	7,706	23,537
Statement [Line Items]
Issued during the period													0
Redeemed during the period													0
Issued under the Stock Option Plan														64
Treasury shares (purchased)														0
Purchased for cancellation														(128)
Issued for acquisition (Note 13)														0
Stock option expense, net of options exercised				9
Net premium (discount) on sale of treasury shares				4
Net income attributable to bank shareholders	1,750				1,748
Dividends on preferred shares and distributions payable on other equity instruments					(81)
Dividends on common shares					(1,192)
Equity issue expense					0
Common shares purchased for cancellation (Note 6)					(794)
Unrealized gains on fair value through OCI debt securities arising during the period							28
Unrealized gains (losses) on fair value through OCI equity securities arising during the period							(5)
Reclassification to earnings of (gains) during the period	(10)	[1]					(10)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(392)	[2]						(392)
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	196	[3]						196
Unrealized gains (losses) on translation of net foreign operations	2,053								2,053
Unrealized gains (losses) on hedges of net foreign operations	(660)	[4]							(660)
Gains on remeasurement of pension and other employee future benefit plans	157	[5]								157
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(44)	[6]									(44)
Net income attributable to non-controlling interest in subsidiaries	2											2
Dividends to non-controlling interest in subsidiaries												0
Other												1
Balance at end of period at Jul. 31, 2026	$ 86,573		$ 86,523	$ 403	$ 47,734	$ 7,207	$ 69	$ (674)	$ 6,759	$ 1,288	$ (235)	$ 50	$ 7,706	$ 23,473

[1]	Net of income tax provision of $4 million, $8 million, $3 million for the three months ended and $15 million and $11 million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $148 million, $302 million, $409 million for the three months ended and $671 million and $(41) million for the nine months ended, respectively.
[3]	Net of income tax (recovery) of $(74) million, $(71) million, $(102) million for the three months ended and $(212) million and $(301) million for the nine months ended, respectively.
[4]	Net of income tax (provision) recovery of $254 million, $(3) million, $28 million for the three months ended and $46 million and $(51) million for the nine months ended, respectively.
[5]	Net of income tax(provision) of $(60) million, $(25) million, $(22) million for the three months ended and $(106) million and $(19) million for the nine months ended, respectively.
[6]	Net of income tax (provision) recovery of $16 million, $(112) million, $118 million for the three months ended and $(3) million and $96 million for the nine months ended, respectively.